BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
The following table sets forth the computation of basic and diluted losses per share:

	December 31, 2022	December 31, 2021	December 31, 2020
Numerator:

Net loss for basic and diluted loss per share	$(107,420)	$(505,330)	$(67,713)

Denominator:

Weighted average number of Class A ordinary and preferred shares used in computing basic and diluted net loss per share	293,499,025	235,612,764	155,930,380

Basic and diluted net loss per Class A ordinary and preferred shares	$(0.37)	$(2.14)	$(0.43)